Concentration of Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($) integer	Dec. 31, 2019 USD ($) integer	Dec. 31, 2018 USD ($) integer	Dec. 31, 2017 USD ($)
Credit Risk and Concentrations
Cash and cash equivalent | $	$ 151,770	$ 249,430	$ 47,149	$ 634,855
Accounts Receivable [Member]
Credit Risk and Concentrations
Concentration risk, percentage	88.00%	10.00%	38.00%
Number of supplier	2	0	1
Revenue Benchmark [Member] | Customers [Member]
Credit Risk and Concentrations
Concentration risk, percentage	10.00%	10.00%	47.00%
Number of customers	1	0	3
Revenue Benchmark [Member] | Related Parties [Member]
Credit Risk and Concentrations
Concentration risk, percentage	37.00%	40.00%	61.00%